LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES (Details) R$ in Thousands, $ in Thousands	Jun. 22, 2023 BRL (R$)	Jun. 22, 2023 USD ($)	Jun. 22, 2022 BRL (R$)	Jun. 22, 2022 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Mar. 31, 2018 BRL (R$)	Aug. 31, 2014 BRL (R$)
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition						R$ 1,758,365
Business combination					R$ 280,864	303,957
Liabilities for assets acquisitions and associates					280,864	2,062,322
Current					101,207	1,856,763
Non-current					179,657	205,559
Facepa
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination					25,884	42,655
Consideration paid							R$ 307,876
Cash transferred							R$ 267,876
VFFIP
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination					R$ 254,980	261,302
Consideration paid								R$ 528,941
Cash transferred								R$ 44,998
Vitex/Parkia
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition						R$ 1,758,365
Total consideration for assets acquisition			R$ 3,444,255	$ 667,000
Vitex/Parkia | Purchase and sale agreement, first installment
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Payment amount for asset acquisition			R$ 1,704,054	$ 330,000
Vitex/Parkia | Purchase and sale agreement, second installment
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Payment amount for asset acquisition	R$ 1,615,140	$ 337,000